Particulars of Principal Subsidiaries and Equity Investee	12 Months Ended
Dec. 31, 2022
Particulars of Principal Subsidiaries and Equity Investee
Particulars of Principal Subsidiaries and Equity Investee

2. Particulars of Principal Subsidiaries and Equity Investee

		Equity interest
	Place of	attributable to
	establishment	the Group
	and	December 31,
Name	operations	2022	2021	Principal activities
Subsidiaries
HUTCHMED Limited	PRC	99.75%	99.75%	Research, development, manufacture and commercialization of pharmaceutical products
HUTCHMED International Corporation	U.S.	99.75%	99.75%	Provision of professional, scientific and technical support services
Hutchison Whampoa Sinopharm Pharmaceuticals (Shanghai) Company Limited (“HSPL”)	PRC	50.87%	50.87%	Provision of sales, distribution and marketing services to pharmaceutical manufacturers
Hutchison Healthcare Limited	PRC	100%	100%	Manufacture and distribution of healthcare products
Hutchison Hain Organic (Hong Kong) Limited (“HHOHK”) (note)	Hong Kong	50%	50%	Wholesale and trading of healthcare and consumer products
HUTCHMED Science Nutrition Limited	Hong Kong	100%	100%	Wholesale and trading of healthcare and consumer products
Equity investee
Shanghai Hutchison Pharmaceuticals Limited (“SHPL”)	PRC	50%	50%	Manufacture and distribution of prescription drug products

Note: HHOHK is regarded as a subsidiary of the Company, as while both its shareholders have equal representation at the board, in the event of a deadlock, the Group has a casting vote and is therefore able to unilaterally control the financial and operating policies of HHOHK.